Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 47	$ 46	$ 86	$ 78	$ 158	$ (69)	$ 267
Unrealized gain (loss) on investment securities available-for-sale
Unrealized gain (loss) (net of tax effect ($2), $8, and $1, respectively)	1	(16)	16	0	(5)	16	(20)
Less: Reclassification of net gain (loss) on the sale (net of tax effect $1, ($1), and $1, respectively)					2	(3)	17
Net change in unrealized gain (loss) on investment securities available-for-sale, net of tax	1	(16)	16	0	(3)	13	(3)
Unrealized loss on derivative instruments designated to cash flow hedges
Unrealized loss (net of tax effect ($1), zero and zero, respectively)	(12)	0	(44)	0	(5)	0	0
Less: Reclassification of net loss on derivative instruments	3	0	7	0	2	0	0
Net change in unrealized loss on derivative instruments, net of tax	(9)	0	(37)	0	(3)	0	0
Other comprehensive income (loss), net of tax	(8)	(16)	(21)	0	(6)	13	(3)
Comprehensive income (loss)	$ 39	$ 30	$ 65	$ 78	$ 152	$ (56)	$ 264